Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses Columbia Large Growth Quantitative Fund		Class A, B, C, I, R, R4 and W Shares	Class A, B, C, I, R, R4 and W Shares Class A	Class A, B, C, I, R, R4 and W Shares Class B	Class A, B, C, I, R, R4 and W Shares Class C	Class A, B, C, I, R, R4 and W Shares Class I	Class A, B, C, I, R, R4 and W Shares Class R	Class A, B, C, I, R, R4 and W Shares Class R4	Class A, B, C, I, R, R4 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management fees			0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses			0.35%	0.35%	0.35%	0.11%	0.35%	0.41%	0.35%
Total annual fund operating expenses			1.28%	2.03%	2.03%	0.79%	1.53%	1.09%	1.28%
Less: Fee waiver/expense reimbursement	[2]		(0.11%)	(0.11%)	(0.11%)	(0.05%)	(0.11%)	(0.05%)	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.17%	1.92%	1.92%	0.74%	1.42%	1.04%	1.17%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, 0.74% for Class I, 1.42% for Class R, 1.04% for Class R4 and 1.17% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	687	948	1,228	2,027
Class B	Class B (if shares are redeemed)	695	926	1,284	2,161
Class C	Class C (if shares are redeemed)	295	626	1,084	2,355
Class I	Class I (whether or not shares are redeemed)	76	248	435	977
Class R	Class R (whether or not shares are redeemed)	145	473	825	1,819
Class R4	Class R4 (whether or not shares are redeemed)	106	342	597	1,329
Class W	Class W (whether or not shares are redeemed)	119	395	693	1,541

Expense Example, No Redemption Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	195	626	1,084	2,161
Class C	Class C (if shares are not redeemed)	195	626	1,084	2,355

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +15.37% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -21.80%% (quarter ended December 31, 2008).

• Class A year-to-date return was -8.11% at September 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Columbia Large Growth Quantitative Fund:	Class A — before taxes		9.19%	(3.38%)	May 17, 2007
before taxes Class B	Columbia Large Growth Quantitative Fund:	Class B — before taxes		9.80%	(3.31%)	May 17, 2007
before taxes Class C	Columbia Large Growth Quantitative Fund:	Class C — before taxes		13.81%	(2.56%)	May 17, 2007
before taxes Class I	Columbia Large Growth Quantitative Fund:	Class I — before taxes		16.37%	(1.33%)	May 17, 2007
before taxes Class R	Columbia Large Growth Quantitative Fund:	Class R — before taxes		15.47%	(2.01%)	May 17, 2007
before taxes Class R4	Columbia Large Growth Quantitative Fund:	Class R4 — before taxes		15.91%	(1.58%)	May 17, 2007
before taxes Class W	Columbia Large Growth Quantitative Fund:	Class W — before taxes		15.61%	2.76%	Aug. 01, 2008
after taxes on distributions Class A	Columbia Large Growth Quantitative Fund:	Class A — after taxes on distributions		7.90%	(3.85%)	May 17, 2007
after taxes on distributions and redemption of fund shares Class A	Columbia Large Growth Quantitative Fund:	Class A — after taxes on distributions and redemption of fund shares		6.86%	(3.03%)	May 17, 2007
Russell 1000® Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%
Russell 1000® Growth Index Classes A, B, C, I, R and R4 Since inception, 2007-05-17					0.66%	May 17, 2007
Russell 1000® Growth Index Class W Since inception, 2008-08-01					4.56%	Aug. 01, 2008

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.